Expenses	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Expenses [Abstract]
EXPENSES

NOTE 4 — EXPENSES

Expenses consist of the following:

	For the 6 months period ended September 30, 2023	For the 6 months period ended September 30, 2022
	(US$)	(US$)
Cost of revenue	$7,757,172	7,163,929
Amortization of intangible assets (refer to Note 11)	7,944	$8,299
Depreciation (refer to Note 10)	445,847	293,077
Legal and professional expenses	259,837	1,692,391
Staffing expense	471,181	314,721
Other operating expenses	1,464,296	1,075,542
Total expenses	$10,406,277	$10,547,959

NOTE 4 — EXPENSES

Expenses consist of the following for the year ended March 31, 2023 and March 31, 2022:

	For the year ended March 31, 2023	For the year ended March 31, 2022
	(US$)	(US$)
Cost of revenue	$13,884,291	$17,722
Amortization of intangible assets	16,211	11,894,518
Depreciation	680,013	—
Legal and professional expenses	833,079	832,319
Staffing expense	633,979	310,894
Other operating expenses	2,267,265	473,402
Total expenses	$18,314,838	$13,528,855
	For the year ended March 31, 2023	For the year ended March 31, 2022
	(In USD)	(In USD)
Cost of revenue consists of :
Cost of materials consumed	—	17,722
Broadcaster/Subscription Fees	12,715,217
Lease Line/Bandwidth charges	1,091,700
Cable Hardware & Networking Exp.	28,129
Ham Charges	3,156
Activation installation costs	37,217	—
Programming expenses	8,872	—
	13,884,291	17,722

During the year ending March 31, 2023, the Company has recorded costs of revenue of $13,884,291 relating to the business of Sri Sai, a licensed Multi System Operator in the business of telecasting/streaming of broadcast channels to subscribers for a subscription charge.

During the year ending March 31, 2022, the Company has recorded costs of material consumed of $17,722 relating to earlier arrangement with the erstwhile partner.

	For the year ended March 31, 2023	For the period ended March 31, 2022
	(US$)	(US$)
Legal and professional expenses consist of:
Audit fees	$144,747	$331,633
Legal and professional fees	688,332	493,219
Others	—	7,467
Total expenses	$833,079	$832,319

Staffing expenses consists of:

Salaries, wages and bonus	$555,591	$310,894
Director remuneration	—	—
Contribution to a gratuity fund	30,606
EPF, ESIC and Labour welfare fund	34,738	—
Staff welfare expenses	13,044
Total expenses	$633,979	$310,894

Staff costs includes salary paid to the various operations and administrative persons and director of the subsidiaries.

The Group provides for gratuity for employees in India as per the Payment of Gratuity Act, 1972. Employees who are in continuous service for a period of 5 years are eligible for gratuity. The amount of gratuity payable on retirement/termination is the employees last drawn basic salary per month computed proportionately for 15 days salary multiplied for the number of years of service. For the funded plan the group makes contributions to recognised funds in India. The group does not fully fund the liability and maintains a target level of funding to be maintained over a period of time based on estimations of expected gratuity payments.

Details of other operating expenses:

	For the year ended March 31, 2023	For the year ended March 31, 2022
	(US$)	(US$)
Electricity charges	59,036	—
Repair & Maintainence expenses	129,987	—
Business promotion expenses	3,508	—
Operating lease rentals	15,327	339
Regulatory expenses	69,929	—
Conveyance & Traveling expenses	112,111	13,819
Security charges	5,150	—
Commission charges	1,465,012	16,340
Credit Loss allowances	(120,544)	—
CSR expenses	—	112,287
Loss on disposal of a subsidary	192,776	225,098
Other operating expenses (refer note below)	334,973	105,520
Total other expenses	$2,267,265	$473,403

We had retained Skyline Corporate Communications Group, LLC for our capital markets, financial and public relations advisory services. The Company could not make payments under the contract, as the client did not comply with the mandatory regulatory requirements. The client has approach for arbitration. On April 11, 2023, the arbitrator has awarded final damages in favor of Skyline of $130,000.

Details of Finance and other income

	For the year ended March 31, 2023	For the year ended March 31, 2022
	(US$)	(US$)
Interest on income tax refund	$19,123.00	$
Total	$19,123.00	$—

Details of Finance and other costs

	For the year ended March 31, 2023	For the year ended March 31, 2022
	(US$)	(US$)
Interest on bank overdrafts, loans and other financial liabilities	$328,449	$427,745
Interest on lease liabilities	$21,845	$
Commission and other borrowings	122,000	66,000
Collection charges	125,930
Foreign exchange losses on borrowings	—	—
Share warrant expenses	1,607,791	1,562,911
Other costs – interest on tax payables	4,389	593,740
	2,210,404	2,650,396
	For the year ended March 31, 2023	For the year ended March 31, 2022
	(US$)	(US$)
Total borrowing costs	$2,210,404	$2,650,396
Less: amounts included in the cost of qualifying assets	$—	$—
	2,210,404	2,650,396

The Company has reclassified the share warrant expenses as finance costs in respect of bridge financing obtained during the year ending March 31, 2023 and March 31, 2022.